Loans and borrowings - Movement table (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Detail movement table [line items]
Balance at beginning of period	€ 106,038	€ 94,557	€ 33,806
Proceeds from loans and borrowings	29,000	32,554	54,319
Repayment of loans and borrowings	(12,126)	(18,820)	(11,904)
New leases	8,326	792	2,906
Repayment leases	(5,283)	(3,102)	(2,947)
Loans acquired from business combination	2,076	0	18,205
Net foreign exchange movements	(92)	57	172
Balance at end of period	€ 127,938	€ 106,038	€ 94,557